Principal LifeTime Strategic Income Fund [Member]
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective:
The Fund seeks current income
secondary objective, capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime Strategic Income Fund [Member] Principal LifeTime Strategic Income Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime Strategic Income Fund [Member] Principal LifeTime Strategic Income Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.14%
Acquired Fund Fees and Expenses		0.59%
Expenses (as a percentage of Assets)		1.21%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.01%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime Strategic Income Fund [Member] Principal LifeTime Strategic Income Fund, Class J [Member]	203	361	642	1,445

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime Strategic Income Fund [Member] Principal LifeTime Strategic Income Fund, Class J [Member]	103	361	642	1,445

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

PRINCIPAL LIFETIME FUNDS TARGET ALLOCATIONS OVER TIME*

13% Non-U.S. Equity
31% U.S. Equity
11% Real Assets/Other**
45% Fixed Income
6% Non-U.S. Equity
14% U.S. Equity
14% Real Assets/Other**
66% Fixed Income
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
% of Total Assets
Target Date
(Assumed Retirement)
Non-U.S. Equity
U.S. Equity
Real Assets/Other**
Fixed Income
50 45 40 35 30 25 20 15 10 5
5 10 15 20
Years to Retirement
Years after Retirement

* As of March 31, 2013.

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund. Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification. Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying Global Multi-Strategy Fund.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.40% Russell 3000® Index, 5.60% MSCI EAFE Index NDTR D, and 75.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.45% Russell 3000® Index, 5.55% MSCI EAFE Index NDTR D, and 75.00% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.68%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.32%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Principal LifeTime Strategic Income Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime Strategic Income Fund, Class J [Member]	Class J Return Before Taxes	8.11%	2.57%	4.95%
Principal LifeTime Strategic Income Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	7.36%	1.47%	3.89%
Principal LifeTime Strategic Income Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	5.37%	1.56%	3.70%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime Strategic Income Blended Index [Member]	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.05%	5.03%	6.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal LifeTime 2010 Fund [Member]
PRINCIPAL LIFETIME 2010 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime 2010 Fund [Member] Principal Lifetime 2010 Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime 2010 Fund [Member] Principal Lifetime 2010 Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.08%
Acquired Fund Fees and Expenses		0.63%
Expenses (as a percentage of Assets)		1.19%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		0.99%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2010 Fund [Member] Principal Lifetime 2010 Fund, Class J [Member]	201	355	632	1,422

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2010 Fund [Member] Principal Lifetime 2010 Fund, Class J [Member]	101	355	632	1,422

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 28.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index were 32.40% Russell 3000® Index, 11.60% MSCI EAFE Index NDTR D, and 56.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index will be 31.35% Russell 3000® Index, 11.15% MSCI EAFE Index NDTR D, and 57.50% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.40%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Principal LifeTime 2010 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal Lifetime 2010 Fund, Class J [Member]	Class J Return Before Taxes	10.62%	1.95%	5.66%
Principal Lifetime 2010 Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	9.97%	1.07%	4.80%
Principal Lifetime 2010 Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.07%	1.20%	4.49%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2010 Blended Index [Member]	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	9.41%	3.39%	6.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal LifeTime 2020 Fund [Member]
PRINCIPAL LIFETIME 2020 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime 2020 Fund [Member] Principal LifeTime 2020 Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime 2020 Fund [Member] Principal LifeTime 2020 Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.08%
Acquired Fund Fees and Expenses		0.68%
Expenses (as a percentage of Assets)		1.24%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.04%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2020 Fund [Member] Principal LifeTime 2020 Fund, Class J [Member]	206	370	659	1,479

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2020 Fund [Member] Principal LifeTime 2020 Fund, Class J [Member]	106	370	659	1,479

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index were 47.45% Russell 3000® Index, 17.55% MSCI EAFE Index NDTR D, and 35.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2020 Blended Index will be 45.95% Russell 3000® Index, 16.80% MSCI EAFE Index NDTR D, and 37.25% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.47%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Principal LifeTime 2020 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2020 Fund, Class J [Member]	Class J Return Before Taxes	13.31%	1.51%	6.31%
Principal LifeTime 2020 Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	12.72%	0.78%	5.53%
Principal LifeTime 2020 Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.86%	0.92%	5.15%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2020 Blended Index [Member]	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.87%	2.46%	6.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal LifeTime 2030 Fund [Member]
PRINCIPAL LIFETIME 2030 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime 2030 Fund [Member] Principal LifeTime 2030 Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime 2030 Fund [Member] Principal LifeTime 2030 Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.11%
Acquired Fund Fees and Expenses		0.72%
Expenses (as a percentage of Assets)		1.31%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.11%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2030 Fund [Member] Principal LifeTime 2030 Fund, Class J [Member]	213	392	696	1,559

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2030 Fund [Member] Principal LifeTime 2030 Fund, Class J [Member]	113	392	696	1,559

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index were 56.25% Russell 3000® Index, 21.00% MSCI EAFE Index NDTR D, and 22.75% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index will be 55.80% Russell 3000® Index, 20.45% MSCI EAFE Index NDTR D, and 23.75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-20.14%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Principal LifeTime 2030 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2030 Fund, Class J [Member]	Class J Return Before Taxes	14.20%	0.97%	6.47%
Principal LifeTime 2030 Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	13.66%	0.35%	5.78%
Principal LifeTime 2030 Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.45%	0.54%	5.36%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2030 Blended Index [Member]	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.85%	1.87%	6.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal LifeTime 2040 Fund [Member]
PRINCIPAL LIFETIME 2040 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime 2040 Fund [Member] Principal LifeTime 2040 Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime 2040 Fund [Member] Principal LifeTime 2040 Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.16%
Acquired Fund Fees and Expenses		0.74%
Expenses (as a percentage of Assets)		1.38%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.18%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2040 Fund [Member] Principal LifeTime 2040 Fund, Class J [Member]	220	414	733	1,637

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2040 Fund [Member] Principal LifeTime 2040 Fund, Class J [Member]	120	414	733	1,637

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index were 62.80% Russell 3000® Index, 25.00% MSCI EAFE Index NDTR D, and 12.20% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index will be 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.38%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Principal LifeTime 2040 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2040 Fund, Class J [Member]	Class J Return Before Taxes	15.22%	0.43%	6.37%
Principal LifeTime 2040 Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	14.75%	(0.11%)	5.78%
Principal LifeTime 2040 Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.14%	0.12%	5.34%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2040 Blended Index [Member]	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	14.78%	1.38%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal LifeTime 2050 Fund [Member]
PRINCIPAL LIFETIME 2050 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime 2050 Fund [Member] Principal LifeTime 2050 Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime 2050 Fund [Member] Principal LifeTime 2050 Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Acquired Fund Fees and Expenses		0.75%
Expenses (as a percentage of Assets)		1.51%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.31%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2050 Fund [Member] Principal LifeTime 2050 Fund, Class J [Member]	233	454	802	1,782

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Principal LifeTime 2050 Fund [Member] Principal LifeTime 2050 Fund, Class J [Member]	133	454	802	1,782

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.5% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index were 65.90% Russell 3000® Index, 27.60% MSCI EAFE Index NDTR D, and 6.50% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index will be 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.49%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.19%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Principal LifeTime 2050 Fund [Member]	Label	1 Year	5 Years	10 Years
Principal LifeTime 2050 Fund, Class J [Member]	Class J Return Before Taxes	15.82%	0.09%	6.36%
Principal LifeTime 2050 Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	15.39%	(0.37%)	5.83%
Principal LifeTime 2050 Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.54%	(0.11%)	5.38%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
Principal LifeTime 2050 Blended Index [Member]	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	15.49%	1.10%	7.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal LifeTime 2060 Fund [Member]
PRINCIPAL LIFETIME 2060 FUND
Objective:
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Principal LifeTime 2060 Fund [Member] Principal LifeTime 2060 Fund, Class J	1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Principal LifeTime 2060 Fund [Member] Principal LifeTime 2060 Fund, Class J
Management Fees (as a percentage of Assets)		0.03%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):	[1]	2.02%
Acquired Fund Fees and Expenses	[1]	0.75%
Expenses (as a percentage of Assets)		3.25%
Fee Waiver or Reimbursement	[2][3]	(2.09%)
Net Expenses (as a percentage of Assets)		1.16%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41%, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFI Prospectus - Class J Principal LifeTime 2060 Fund [Member] Principal LifeTime 2060 Fund, Class J	218	771

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
PFI Prospectus - Class J Principal LifeTime 2060 Fund [Member] Principal LifeTime 2060 Fund, Class J	118	771

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Fund. This is a new Fund and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the Russell 3000 Index.
Strategic Asset Management Flexible Income Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Strategic Asset Management Flexible Income Portfolio [Member] SAM Flexible Income Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Strategic Asset Management Flexible Income Portfolio [Member] SAM Flexible Income Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.33%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.11%
Acquired Fund Fees and Expenses		0.59%
Expenses (as a percentage of Assets)		1.48%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.28%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Flexible Income Portfolio [Member] SAM Flexible Income Fund, Class J [Member]	230	445	786	1,748

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Flexible Income Portfolio [Member] SAM Flexible Income Fund, Class J [Member]	130	445	786	1,748

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.5% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

•
Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Flexible Income Blended Index. The weightings for SAM Flexible Income Blended Index are 20% Russell 3000® Index, 5% MSCI EAFE Index NDTR D and 75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-7.00%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Strategic Asset Management Flexible Income Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Flexible Income Fund, Class J [Member]	Class J Return Before Taxes	9.12%	5.12%	5.78%
SAM Flexible Income Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	7.77%	3.80%	4.45%
SAM Flexible Income Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	6.11%	3.66%	4.26%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (25/75) [Member]	Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	7.18%	5.22%	5.89%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Flexible Income Blended Index [Member]	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.35%	5.08%	6.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Asset Management Conservative Balanced Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Strategic Asset Management Conservative Balanced Portfolio [Member] SAM Conservative Balanced Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Strategic Asset Management Conservative Balanced Portfolio [Member] SAM Conservative Balanced Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.33%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.10%
Acquired Fund Fees and Expenses		0.62%
Expenses (as a percentage of Assets)		1.50%
Fee Waiver or Reimbursement	[1][2]	(0.25%)
Net Expenses (as a percentage of Assets)		1.25%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63%, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Conservative Balanced Portfolio [Member] SAM Conservative Balanced Fund, Class J [Member]	227	445	791	1,766

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Conservative Balanced Portfolio [Member] SAM Conservative Balanced Fund, Class J [Member]	127	445	791	1,766

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 6.8% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Conservative Balanced Blended Index. The weightings for SAM Conservative Balanced Blended Index are 30% Russell 3000® Index, 10% MSCI EAFE Index NDTR D and 60% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.04%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Strategic Asset Management Conservative Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Conservative Balanced Fund, Class J [Member]	Class J Return Before Taxes	9.79%	4.22%	6.32%
SAM Conservative Balanced Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	8.88%	3.14%	5.22%
SAM Conservative Balanced Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	6.65%	3.07%	4.94%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (40/60) [Member]	Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	8.95%	4.67%	6.24%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Conservative Balanced Blended Index	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	9.26%	4.32%	6.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Asset Management Balanced Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Strategic Asset Management Balanced Portfolio [Member] SAM Balanced Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Strategic Asset Management Balanced Portfolio [Member] SAM Balanced Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.33%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.10%
Acquired Fund Fees and Expenses		0.67%
Expenses (as a percentage of Assets)		1.55%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.35%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Balanced Portfolio [Member] SAM Balanced Fund, Class J [Member]	237	467	823	1,826

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Balanced Portfolio [Member] SAM Balanced Fund, Class J [Member]	137	467	823	1,826

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Balanced Blended Index. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 15% MSCI EAFE Index NDTR D and 40% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.49%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Strategic Asset Management Balanced Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Balanced Fund, Class J [Member]	Class J Return Before Taxes	11.39%	3.01%	6.68%
SAM Balanced Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	10.81%	2.12%	5.83%
SAM Balanced Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	7.69%	2.19%	5.50%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (60/40) [Member]	Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	11.31%	3.81%	6.62%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Balanced Blended Index [Member]	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	11.77%	3.26%	7.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Asset Management Conservative Growth Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Strategic Asset Management Conservative Growth Portfolio [Member] SAM Conservative Growth Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Strategic Asset Management Conservative Growth Portfolio [Member] SAM Conservative Growth Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.33%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.12%
Acquired Fund Fees and Expenses		0.71%
Expenses (as a percentage of Assets)		1.61%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.41%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Conservative Growth Portfolio [Member] SAM Conservative Growth Fund, Class J [Member]	244	485	854	1,891

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Conservative Growth Portfolio [Member] SAM Conservative Growth Fund, Class J [Member]	144	485	854	1,891

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.1% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Conservative Growth Blended Index. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% MSCI EAFE Index NDTR D and 20% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.20%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Strategic Asset Management Conservative Growth Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Conservative Growth Fund, Class J [Member]	Class J Return Before Taxes	12.57%	1.37%	6.88%
SAM Conservative Growth Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	12.29%	0.77%	6.35%
SAM Conservative Growth Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.55%	1.00%	5.95%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (80/20) [Member]	Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.66%	2.81%	6.91%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Conservative Growth Blended Index	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	14.25%	2.04%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Asset Management Strategic Growth Portfolio [Member]
STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Strategic Asset Management Strategic Growth Portfolio [Member] SAM Strategic Growth Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Strategic Asset Management Strategic Growth Portfolio [Member] SAM Strategic Growth Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.33%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.14%
Acquired Fund Fees and Expenses		0.72%
Expenses (as a percentage of Assets)		1.64%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.44%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Strategic Growth Portfolio [Member] SAM Strategic Growth Fund, Class J [Member]	247	494	870	1,924

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Strategic Asset Management Strategic Growth Portfolio [Member] SAM Strategic Growth Fund, Class J [Member]	147	494	870	1,924

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance (for the periods prior to the date Class J began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996.
Effective June 30, 2013, the Fund will use a blended index, the SAM Strategic Growth Blended Index. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.28%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Strategic Asset Management Strategic Growth Portfolio [Member]	Label	1 Year	5 Years	10 Years
SAM Strategic Growth Fund, Class J [Member]	Class J Return Before Taxes	13.98%	0.43%	7.03%
SAM Strategic Growth Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	13.76%	(0.04%)	6.62%
SAM Strategic Growth Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.38%	0.24%	6.13%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%
SAM Strategic Growth Blended Index	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	16.12%	2.04%	7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap Blend Fund II [Member]
LARGECAP BLEND FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap Blend Fund II [Member] LargeCap Blend II Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap Blend Fund II [Member] LargeCap Blend II Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.74%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.20%
Expenses (as a percentage of Assets)		1.39%
Fee Waiver or Reimbursement	[1][2]	(0.22%)
Net Expenses (as a percentage of Assets)		1.17%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap Blend Fund II [Member] LargeCap Blend II Fund, Class J [Member]	219	415	736	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap Blend Fund II [Member] LargeCap Blend II Fund, Class J [Member]	119	415	736	1,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2012, this range was between approximately $1.6 billion and $499.7 billion)) at the time of purchase. The Fund also invests in securities of foreign issuers.
Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.04%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap Blend Fund II [Member]	Label	1 Year	5 Years	10 Years
LargeCap Blend II Fund, Class J [Member]	Class J Return Before Taxes	13.98%	0.89%	5.89%
LargeCap Blend II Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	13.77%	0.76%	5.34%
LargeCap Blend II Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.38%	0.74%	5.03%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap Growth Fund [Member]
LARGECAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap Growth Fund [Member] LargeCap Growth Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap Growth Fund [Member] LargeCap Growth Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.63%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.31%
Expenses (as a percentage of Assets)		1.39%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.19%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap Growth Fund [Member] LargeCap Growth Fund, Class J [Member]	221	417	738	1,648

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap Growth Fund [Member] LargeCap Growth Fund, Class J [Member]	121	417	738	1,648

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q1 ‘12	17.12%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.04%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth Fund, Class J [Member]	Class J Return Before Taxes	14.90%	(1.45%)	6.26%
LargeCap Growth Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	14.80%	(1.46%)	6.18%
LargeCap Growth Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.69%	(1.23%)	5.49%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap Growth Fund I [Member]
LARGECAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap Growth Fund I [Member] LargeCap Growth I Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap Growth Fund I [Member] LargeCap Growth I Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.61%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Expenses (as a percentage of Assets)		1.34%
Fee Waiver or Reimbursement	[1][2]	(0.22%)
Net Expenses (as a percentage of Assets)		1.12%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap Growth Fund I [Member] LargeCap Growth I Fund, Class J [Member]	Class J	214	399	709	1,590

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap Growth Fund I [Member] LargeCap Growth I Fund, Class J [Member]	Class J	114	399	709	1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7%of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund also invests in securities of foreign companies.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.53%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.81%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	14.83%	4.05%	6.93%
LargeCap Growth I Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	14.01%	3.77%	6.54%
LargeCap Growth I Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.73%	3.46%	6.03%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap Growth Fund II [Member]
LARGECAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap Growth Fund II [Member] LargeCap Growth II Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap Growth Fund II [Member] LargeCap Growth II Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.88%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Expenses (as a percentage of Assets)		1.61%
Fee Waiver or Reimbursement	[1][2]	(0.21%)
Net Expenses (as a percentage of Assets)		1.40%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap Growth Fund II [Member] LargeCap Growth II Fund, Class J [Member]	Class J	243	484	853	1,890

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap Growth Fund II [Member] LargeCap Growth II Fund, Class J [Member]	Class J	143	484	853	1,890

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8%of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2012, the range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.95%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap Growth Fund II [Member]	Label	1 Year	5 Years	10 Years
LargeCap Growth II Fund, Class J [Member]	Class J Return Before Taxes	12.61%	1.16%	6.47%
LargeCap Growth II Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	12.25%	0.77%	5.74%
LargeCap Growth II Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.68%	0.95%	5.45%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap S&P 500 Index Fund [Member]
LARGECAP S&P 500 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap S&P 500 Index Fund [Member] LargeCap S&P 500 Index Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap S&P 500 Index Fund [Member] LargeCap S&P 500 Index Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.18%
Expenses (as a percentage of Assets)		0.78%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		0.58%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap S&P 500 Index Fund [Member] LargeCap S&P 500 Index Fund, Class J [Member]	Class J	159	226	410	944

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap S&P 500 Index Fund [Member] LargeCap S&P 500 Index Fund, Class J [Member]	Class J	59	226	410	944

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $1.6 billion and $499.7 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.11%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap S&P 500 Index Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap S&P 500 Index Fund, Class J [Member]	Class J Return Before Taxes	14.25%	1.00%	6.23%
LargeCap S&P 500 Index Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	13.97%	0.77%	5.90%
LargeCap S&P 500 Index Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.63%	0.81%	5.43%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap Value Fund [Member]
LARGECAP VALUE FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap Value Fund [Member] LargeCap Value Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap Value Fund [Member] LargeCap Value Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.43%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.30%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		1.19%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		0.99%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap Value Fund [Member] LargeCap Value Fund, Class J [Member]	Class J	201	355	632	1,422

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap Value Fund [Member] LargeCap Value Fund, Class J [Member]	Class J	101	355	632	1,422

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2012 ranged between approximately $317.2 million and $389.6 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.97%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap Value Fund [Member]	Label	1 Year	5 Years	10 Years
LargeCap Value Fund, Class J [Member]	Class J Return Before Taxes	17.07%	(0.01%)	5.68%
LargeCap Value Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	16.78%	(0.21%)	5.17%
LargeCap Value Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	11.48%	(0.04%)	4.90%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

LargeCap Value Fund III [Member]
LARGECAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J LargeCap Value Fund III [Member] LargeCap Value III Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J LargeCap Value Fund III [Member] LargeCap Value III Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.79%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Expenses (as a percentage of Assets)		1.52%
Fee Waiver or Reimbursement	[1][2]	(0.21%)
Net Expenses (as a percentage of Assets)		1.31%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February, 28 2014. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J LargeCap Value Fund III [Member] LargeCap Value III Fund, Class J [Member]	233	456	806	1,792

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J LargeCap Value Fund III [Member] LargeCap Value III Fund, Class J [Member]	133	456	806	1,792

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations similar to companies in the Russell 1000® Value Index (approximately $317.2 million to $389.6 billion as of December 31, 2012) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.68%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J LargeCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
LargeCap Value III Fund, Class J [Member]	Class J Return Before Taxes	14.46%	(2.71%)	4.11%
LargeCap Value III Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	14.14%	(2.92%)	3.68%
LargeCap Value III Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.83%	(2.31%)	3.59%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Fund f/k/a Midcap Blend [Member]
MIDCAP FUND (FORMERLY MIDCAP BLEND FUND)
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J MidCap Fund f/k/a Midcap Blend [Member] MidCap Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J MidCap Fund f/k/a Midcap Blend [Member] MidCap Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.61%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		1.29%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.09%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J MidCap Fund f/k/a Midcap Blend [Member] MidCap Fund, Class J [Member]	211	386	685	1,536

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J MidCap Fund f/k/a Midcap Blend [Member] MidCap Fund, Class J [Member]	111	386	685	1,536

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2012, this range was between approximately $317.2 million and $21.4 billion) at the time of purchase. The Fund invests in foreign securities.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.67%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.95%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J MidCap Fund f/k/a Midcap Blend [Member]	Label	1 Year	5 Years	10 Years
MidCap Fund, Class J [Member]	Class J Return Before Taxes	17.59%	6.45%	10.79%
MidCap Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	17.18%	5.80%	9.91%
MidCap Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	11.99%	5.40%	9.39%
Russell Midcap Index [Member]	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	17.28%	3.57%	10.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Growth Fund [Member]
MIDCAP GROWTH FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J MidCap Growth Fund [Member] MidCap Growth Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J MidCap Growth Fund [Member] MidCap Growth Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.37%
Expenses (as a percentage of Assets)		1.47%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.27%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J MidCap Growth Fund [Member] MidCap Growth Fund, Class J [Member]	Class J	229	442	780	1,737

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J MidCap Growth Fund [Member] MidCap Growth Fund, Class J [Member]	Class J	129	442	780	1,737

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 167.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $21.2 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities and invests its assets in the securities of foreign issuers.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '10	17.34%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.41%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J MidCap Growth Fund [Member]	Label	1 Year	5 Years	10 Years
MidCap Growth Fund, Class J [Member]	Class J Return Before Taxes	12.08%	(0.23%)	7.60%
MidCap Growth Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	11.02%	(0.94%)	7.09%
MidCap Growth Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.29%	(0.34%)	6.63%
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Growth Fund III [Member]
MIDCAP GROWTH FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J MidCap Growth Fund III [Member] MidCap Growth III Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J MidCap Growth Fund III [Member] MidCap Growth III Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.97%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.29%
Expenses (as a percentage of Assets)		1.71%
Fee Waiver or Reimbursement	[1][2]	(0.22%)
Net Expenses (as a percentage of Assets)		1.49%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J MidCap Growth Fund III [Member] MidCap Growth III Fund, Class J [Member]	252	514	904	1,998

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J MidCap Growth Fund III [Member] MidCap Growth III Fund, Class J [Member]	152	514	904	1,998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $21.2 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	20.33%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-28.76%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J MidCap Growth Fund III [Member]	Label	1 Year	5 Years	10 Years
MidCap Growth III Fund, Class J [Member]	Class J Return Before Taxes	7.79%	(0.62%)	8.70%
MidCap Growth III Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	7.40%	(0.69%)	8.49%
MidCap Growth III Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	5.58%	(0.53%)	7.73%
Russell Midcap Growth Index [Member]	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J MidCap S&P 400 Index Fund [Member] MidCap S&P 400 Index Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J MidCap S&P 400 Index Fund [Member] MidCap S&P 400 Index Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.25%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		0.86%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		0.66%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J MidCap S&P 400 Index Fund [Member] MidCap S&P 400 Index Fund, Class J [Member]	Class J	167	251	454	1,039

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J MidCap S&P 400 Index Fund [Member] MidCap S&P 400 Index Fund, Class J [Member]	Class J	67	251	454	1,039

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the mid cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $403.7 million and $16.6 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.79%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J MidCap S&P 400 Index Fund [Member]	Label	1 Year	5 Years	10 Years
MidCap S&P 400 Index Fund, Class J [Member]	Class J Return Before Taxes	16.06%	4.30%	9.51%
MidCap S&P 400 Index Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	15.29%	3.71%	8.84%
MidCap S&P 400 Index Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	11.35%	3.55%	8.28%
S&P 400 MidCap Stock Index [Member]	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	17.88%	5.15%	10.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Value Fund I [Member]
MIDCAP VALUE FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J MidCap Value Fund I [Member] MidCap Value I Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J MidCap Value Fund I [Member] MidCap Value I Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.98%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.29%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		1.73%
Fee Waiver or Reimbursement	[1][2]	(0.22%)
Net Expenses (as a percentage of Assets)		1.51%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J MidCap Value Fund I [Member] MidCap Value I Fund, Class J [Member]	Class J	254	520	914	2,020

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J MidCap Value Fund I [Member] MidCap Value I Fund, Class J [Member]	Class J	154	520	914	2,020

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.3%of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2012, the range was between approximately $317.2 million and $21.4 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 29, 2003.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	22.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.86%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J MidCap Value Fund I [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
MidCap Value I Fund, Class J [Member]	Class J Return Before Taxes	16.22%	3.24%	7.49%	Dec. 29, 2003
MidCap Value I Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	16.09%	3.12%	6.79%
MidCap Value I Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.71%	2.75%	6.35%
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	7.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MidCap Value Fund III [Member]
MIDCAP VALUE FUND III
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J MidCap Value Fund III [Member] MidCap Value III Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J MidCap Value Fund III [Member] MidCap Value III Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.65%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.26%
Expenses (as a percentage of Assets)		1.36%
Fee Waiver or Reimbursement	[1][2]	(0.21%)
Net Expenses (as a percentage of Assets)		1.15%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J MidCap Value Fund III [Member] MidCap Value III Fund, Class J [Member]	Class J	217	407	721	1,614

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J MidCap Value Fund III [Member] MidCap Value III Fund, Class J [Member]	Class J	117	407	721	1,614

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2012, this range was between approximately $317.2 million and $21.4 billion)) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.57%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J MidCap Value Fund III [Member]	Label	1 Year	5 Years	10 Years
MidCap Value III Fund, Class J [Member]	Class J Return Before Taxes	15.59%	3.18%	8.21%
MidCap Value III Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	15.40%	2.99%	7.27%
MidCap Value III Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.40%	2.69%	6.88%
Russell Midcap Value Index [Member]	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	10.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SmallCap Blend Fund [Member]
SMALLCAP BLEND FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J SmallCap Blend Fund [Member] SmallCap Blend Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J SmallCap Blend Fund [Member] SmallCap Blend Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Acquired Fund Fees and Expenses		0.01%
Expenses (as a percentage of Assets)		1.49%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.29%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J SmallCap Blend Fund [Member] SmallCap Blend Fund, Class J [Member]	231	448	791	1,759

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J SmallCap Blend Fund [Member] SmallCap Blend Fund, Class J [Member]	131	448	791	1,759

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2012, this range was between approximately $27.9 million and $4.7 billion)) at the time of purchase.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.68%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.27%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J SmallCap Blend Fund [Member]	Label	1 Year	5 Years	10 Years
SmallCap Blend Fund, Class J [Member]	Class J Return Before Taxes	13.24%	1.16%	8.06%
SmallCap Blend Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	13.07%	1.12%	7.53%
SmallCap Blend Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	8.84%	0.98%	7.05%
Russell 2000 Index [Member]	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J SmallCap Growth Fund I [Member] SmallCap Growth I Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J SmallCap Growth Fund I [Member] SmallCap Growth I Fund, Class J [Member]
Management Fees (as a percentage of Assets)		1.08%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.32%
Expenses (as a percentage of Assets)		1.85%
Fee Waiver or Reimbursement	[1][2]	(0.22%)
Net Expenses (as a percentage of Assets)		1.63%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J SmallCap Growth Fund I [Member] SmallCap Growth I Fund, Class J [Member]	266	557	977	2,148

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J SmallCap Growth Fund I [Member] SmallCap Growth I Fund, Class J [Member]	166	557	977	2,148

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $4.0 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2012, the range was between approximately $27.9 million and $4.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	20.00%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.28%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J SmallCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
SmallCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	13.00%	3.42%	9.73%
SmallCap Growth I Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	11.79%	3.00%	9.25%
SmallCap Growth I Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.07%	2.91%	8.59%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SmallCap Growth Fund II [Member]
SMALLCAP GROWTH FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J SmallCap Growth Fund II [Member] SmallCap Growth II Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J SmallCap Growth Fund II [Member] SmallCap Growth II Fund, Class J [Member]
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.50%
Expenses (as a percentage of Assets)		1.95%
Fee Waiver or Reimbursement	[1][2][3]	(0.37%)
Net Expenses (as a percentage of Assets)		1.58%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.58%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J SmallCap Growth Fund II [Member] SmallCap Growth II Fund, Class J [Member]	Class J	261	570	1,012	2,240

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J SmallCap Growth Fund II [Member] SmallCap Growth II Fund, Class J [Member]	Class J	161	570	1,012	2,240

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.9%of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000® Growth Index (as of December 31, 2012, this range was between approximately $27.9 million and $4.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	20.59%
Lowest return for a quarter during the period of the bar chart above:	Q4 "08	-29.97%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J SmallCap Growth Fund II [Member]	Label	1 Year	5 Years	10 Years
SmallCap Growth II Fund, Class J [Member]	Class J Return Before Taxes	14.72%	0.98%	7.11%
SmallCap Growth II Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	14.72%	0.98%	6.71%
SmallCap Growth II Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.57%	0.84%	6.22%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J SmallCap S&P 600 Index Fund [Member] SmallCap S&P 600 Index Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J SmallCap S&P 600 Index Fund [Member] SmallCap S&P 600 Index Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.15%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.27%
Acquired Fund Fees and Expenses		0.03%
Expenses (as a percentage of Assets)		0.90%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		0.70%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J SmallCap S&P 600 Index Fund [Member] SmallCap S&P 600 Index Fund, Class J [Member]	172	264	476	1,086

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J SmallCap S&P 600 Index Fund [Member] SmallCap S&P 600 Index Fund, Class J [Member]	72	264	476	1,086

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the small cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $61.1 million and $3.8 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.38%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J SmallCap S&P 600 Index Fund [Member]	Label	1 Year	5 Years	10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	Class J Return Before Taxes	14.56%	4.30%	9.42%
SmallCap S&P 600 Index Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	14.38%	3.94%	8.84%
SmallCap S&P 600 Index Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	9.70%	3.56%	8.20%
S&P 500 Index [Member]	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	16.33%	5.14%	10.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J SmallCap Value Fund II [Member] SmallCap Value II Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J SmallCap Value Fund II [Member] SmallCap Value II Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.99%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.48%
Acquired Fund Fees and Expenses		0.12%
Expenses (as a percentage of Assets)		2.04%
Fee Waiver or Reimbursement	[1][2][3]	(0.22%)
Net Expenses (as a percentage of Assets)		1.82%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.926%, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J SmallCap Value Fund II [Member] SmallCap Value II Fund, Class J [Member]	Class J	285	615	1,075	2,348

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J SmallCap Value Fund II [Member] SmallCap Value II Fund, Class J [Member]	Class J	185	615	1,075	2,348

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2012, this range was between approximately $44.7 million and $4.7 billion)) or in securities with market capitalizations of $3.5 billion or less at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class J shares were first sold on March 2, 2009. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on June 1, 2004.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	23.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-27.22%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J SmallCap Value Fund II [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
SmallCap Value II Fund, Class J [Member]	Class J Return Before Taxes	15.79%	2.50%	5.01%	Jun. 01, 2004
SmallCap Value II Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	15.68%	2.15%	3.99%
SmallCap Value II Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.41%	2.01%	3.96%
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	18.05%	3.55%	5.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Real Estate Securities Fund [Member] Real Estate Securities, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Real Estate Securities Fund [Member] Real Estate Securities, Class J [Member]
Management Fees (as a percentage of Assets)		0.83%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.27%
Expenses (as a percentage of Assets)		1.55%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.35%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Real Estate Securities Fund [Member] Real Estate Securities, Class J [Member]	237	467	823	1,826

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Real Estate Securities Fund [Member] Real Estate Securities, Class J [Member]	137	467	823	1,826

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies

Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.02%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-33.92%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Real Estate Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Real Estate Securities, Class J [Member]	Class J Return Before Taxes	15.60%	6.11%	12.05%
Real Estate Securities, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	15.26%	5.55%	10.76%
Real Estate Securities, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	10.14%	4.90%	10.26%
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	17.77%	5.58%	11.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Diversified International Fund [Member]
DIVERSIFIED INTERNATIONAL FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Diversified International Fund [Member] Diversified International Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Diversified International Fund [Member] Diversified International Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.86%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Expenses (as a percentage of Assets)		1.59%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.39%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Diversified International Fund [Member] Diversified International Fund, Class J [Member]	Class J	242	479	844	1,869

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Diversified International Fund [Member] Diversified International Fund, Class J [Member]	Class J	142	479	844	1,869

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.2%of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-24.16%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Diversified International Fund [Member]	Label	1 Year	5 Years	10 Years
Diversified International Fund, Class J [Member]	Class J Return Before Taxes	16.59%	(4.55%)	8.44%
Diversified International Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	16.51%	(4.51%)	7.93%
Diversified International Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	11.36%	(3.61%)	7.59%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J International Emerging Markets Fund [Member] International Emerging Markets Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J International Emerging Markets Fund [Member] International Emerging Markets Fund, Class J [Member]
Management Fees (as a percentage of Assets)		1.18%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Expenses (as a percentage of Assets)		1.91%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.71%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J International Emerging Markets Fund [Member] International Emerging Markets Fund, Class J [Member]	274	577	1,010	2,214

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J International Emerging Markets Fund [Member] International Emerging Markets Fund, Class J [Member]	174	577	1,010	2,214

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.91%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.16%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J International Emerging Markets Fund [Member]	Label	1 Year	5 Years	10 Years
International Emerging Markets Fund, Class J [Member]	Class J Return Before Taxes	19.26%	(2.46%)	16.02%
International Emerging Markets Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	19.35%	(2.27%)	14.95%
International Emerging Markets Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	13.06%	(1.83%)	14.11%
MSCI-Emerging Markets NDTR D Index [Member]	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.22%	(0.92%)	16.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Bond & Mortgage Securities Fund [Member]
BOND & MORTGAGE SECURITIES FUND
Objective
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Bond & Mortgage Securities Fund [Member] Bond & Mortgage Securities Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Bond & Mortgage Securities Fund [Member] Bond & Mortgage Securities Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.52%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.23%
Expenses (as a percentage of Assets)		1.20%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		1.00%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Bond & Mortgage Securities Fund [Member] Bond & Mortgage Securities Fund, Class J [Member]	202	358	637	1,434

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Bond & Mortgage Securities Fund [Member] Bond & Mortgage Securities Fund, Class J [Member]	102	358	637	1,434

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 5.06 years.
The Fund actively trades securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.01% in securities rated Aaa	5.67% in securities rated Ba	0.01% in securities rated C
4.18% in securities rated Aa	4.61% in securities rated B	0.00% in securities rated D
11.38% in securities rated A	1.26% in securities rated Caa	1.15% in securities not rated
15.72% in securities rated Baa	0.01% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge moves in a direction that does not match the asset it is trying to hedge.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	8.98%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.25%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Bond & Mortgage Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Bond & Mortgage Securities Fund, Class J [Member]	Class J Return Before Taxes	6.00%	5.06%	4.05%
Bond & Mortgage Securities Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	4.98%	3.75%	2.75%
Bond & Mortgage Securities Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	3.89%	3.53%	2.68%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
GOVERNMENT & HIGH QUALITY BOND FUND
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] Government & High Quality Bond Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] Government & High Quality Bond Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.28%
Expenses (as a percentage of Assets)		1.23%
Fee Waiver or Reimbursement	[1][2]	(0.23%)
Net Expenses (as a percentage of Assets)		1.00%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.00%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] Government & High Quality Bond Fund, Class J [Member]	202	364	650	1,465

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] Government & High Quality Bond Fund, Class J [Member]	102	364	650	1,465

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2012 was 3.26 years. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The Class J shares were first sold on December 15, 2008.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.39%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.25%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]	Label	1 Year	5 Years	10 Years
Government & High Quality Bond Fund, Class J [Member]	Class J Return Before Taxes	2.86%	5.24%	4.33%
Government & High Quality Bond Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	1.71%	3.84%	2.83%
Government & High Quality Bond Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	1.85%	3.66%	2.80%
Barclays MBS Fixed Rate Index [Member]	Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	2.60%	5.72%	5.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Income Fund [Member]
INCOME FUND
Objective:
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Income Fund [Member] Income Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Income Fund [Member] Income Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.30%
Expenses (as a percentage of Assets)		1.25%
Fee Waiver or Reimbursement	[1][2]	(0.20%)
Net Expenses (as a percentage of Assets)		1.05%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.10%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Income Fund [Member] Income Fund, Class J [Member]	207	373	664	1,491

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Income Fund [Member] Income Fund, Class J [Member]	107	373	664	1,491

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 5.06 years. The Fund also invests in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

26.84% in securities rated Aaa	4.63% in securities rated Ba	0.00% in securities rated C
2.75% in securities rated Aa	7.32% in securities rated B	0.04% in securities rated D
18.84% in securities rated A	2.10% in securities rated Caa	1.31% in securities not rated
36.17% in securities rated Baa	0.00% in securities rated Ca

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class J shares were first sold on September 30, 2009. The returns for periods prior to that date are based on the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. The adjustments result in performance for such periods that is no higher than the historical performance of Class A shares. The Fund commenced operations after succeeding to the operations of another fund on January 12,2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.21%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.79%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Income Fund [Member]	Label	1 Year	5 Years	10 Years
Income Fund, Class J [Member]	Class J Return Before Taxes	8.13%	7.25%	6.14%
Income Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	6.57%	5.32%	4.19%
Income Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	5.25%	5.05%	4.09%
Barclays Aggregate Bond Index [Member]	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Inflation Protection Fund [Member]
INFLATION PROTECTION FUND
Objective:
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Inflation Protection Fund [Member] Inflation Protection Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Inflation Protection Fund [Member] Inflation Protection Fund, Class J [Member]
Management Fees (as a percentage of Assets)		0.39%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.68%
Expenses (as a percentage of Assets)		1.52%
Fee Waiver or Reimbursement	[1][2]	(0.37%)
Net Expenses (as a percentage of Assets)		1.15%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class J shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.15%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Inflation Protection Fund [Member] Inflation Protection Fund, Class J [Member]	217	438	788	1,776

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Inflation Protection Fund [Member] Inflation Protection Fund, Class J [Member]	117	438	788	1,776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.

Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Class J shares were first sold (December 29, 2004).

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.27%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.49%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Inflation Protection Fund [Member]	Label	1 Year	5 Years	Since Inception	Inception Date
Inflation Protection Fund, Class J [Member]	Class J Return Before Taxes	5.29%	1.67%	2.11%	Dec. 29, 2004
Inflation Protection Fund, Class J [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	5.25%	0.95%	0.96%
Inflation Protection Fund, Class J [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	3.44%	0.99%	1.12%
Barclays US Treasury Tips Index	Barclays US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.98%	7.04%	6.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Money Market Fund [Member]
MONEY MARKET FUND
Objective:
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Money Market Fund [Member] Money Market Fund, Class J [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares	PFI Prospectus - Class J Money Market Fund [Member] Money Market Fund, Class J [Member]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Net Expenses (as a percentage of Assets)	0.88%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Money Market Fund [Member] Money Market Fund, Class J [Member]	Class J	190	281	488	1,084

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Money Market Fund [Member] Money Market Fund, Class J [Member]	Class J	90	281	488	1,084

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '07	1.12%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	0.00%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Money Market Fund [Member]	Label	1 Year	5 Years	10 Years
Money Market Fund, Class J [Member]	Class J Return Before Taxes	(1.00%)	0.46%	1.30%
Barclays U.S. Treasury Bellwethers 3 Month Index [Member]	Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.12%	0.57%	1.82%

Short-Term Income Fund [Member]
SHORT-TERM INCOME FUND
Objective
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class J Shares
Maximum Deferred Sales Charge (as a percentage) PFI Prospectus - Class J Short-Term Income Fund [Member] Short-Term Income Fund, Class J Shares [Member]	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class J Shares		PFI Prospectus - Class J Short-Term Income Fund [Member] Short-Term Income Fund, Class J Shares [Member]
Management Fees (as a percentage of Assets)		0.43%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (as a percentage of Assets):		0.25%
Expenses (as a percentage of Assets)		1.13%
Fee Waiver or Reimbursement	[1]	(0.20%)
Net Expenses (as a percentage of Assets)		0.93%
[1]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J through February 28, 2014. The limit will maintain the level of Distribution Fees not to exceed 0.25%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class J Shares (USD $)	Expense Example, By Year, Column [Text]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFI Prospectus - Class J Short-Term Income Fund [Member] Short-Term Income Fund, Class J Shares [Member]	Class J	195	336	600	1,354

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class J Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus - Class J Short-Term Income Fund [Member] Short-Term Income Fund, Class J Shares [Member]	Class J	95	336	600	1,354

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 year Index which as of December 31, 2012 was 1.92 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers. The Fund utilizes derivative strategies. Specifically, the Fund invests in Treasury futures to manage fixed income exposure.

Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares. Class J shares were first sold on July 12, 2010.

Total Returns as of December 31 each year (Class J shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-1.90%

Average Annual Total Returns - Class J Shares PFI Prospectus - Class J Short-Term Income Fund [Member]	Label	1 Year	5 Years	10 Years
Short-Term Income Fund, Class J Shares [Member]	Class J Return Before Taxes	3.68%	3.77%	3.38%
Short-Term Income Fund, Class J Shares [Member] After Taxes on Distributions	Class J Return After Taxes on Distributions	3.13%	2.80%	2.24%
Short-Term Income Fund, Class J Shares [Member] After Taxes on Distributions and Sales	Class J Return After Taxes on Distribution and Sale of Fund Shares	2.39%	2.65%	2.21%
Barclays Credit 1-3 Years Index [Member]	Barclays Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.69%	4.23%	4.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.